Share-Based Compensation - Schedule of Share Options Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
2022 Options [Member]
Schedule of Share Options Outstanding [Line Items]
Number of options outstanding, beginning balance (in Shares)	10,000
Weighted average exercise price outstanding, beginning balance (in Dollars per share)	$ 0.2305
Weighted average remaining contractual life outstanding, beginning balance	4 years 2 months 8 days
Aggregate Intrinsic Value outstanding, beginning balance
Number of options, forfeited (in Shares)	(33)
Number of options outstanding, ending balance (in Shares)	9,967	10,000
Weighted average exercise price outstanding, ending balance (in Dollars per share)	$ 0.2305	$ 0.2305
Weighted average remaining contractual life outstanding, ending balance	3 years 2 months 8 days
Aggregate Intrinsic Value outstanding, ending balance
MDRT Options [Member]
Schedule of Share Options Outstanding [Line Items]
Number of options outstanding, beginning balance (in Shares)	68,671	28,250
Weighted average exercise price outstanding, beginning balance (in Dollars per share)		$ 20
Weighted average remaining contractual life outstanding, beginning balance		3 years 7 months 2 days
Aggregate Intrinsic Value outstanding, beginning balance	$ 57	$ 3,192
Number of options, granted (in Shares)		66,045
Weighted average exercise price, granted (in Dollars per share)		$ 38.2
Weighted average remaining contractual life, granted		3 years 2 months 8 days
Aggregate Intrinsic Value, granted		$ 1,778
Number of options, exercised (in Shares)		(525)
Aggregate Intrinsic Value, Exercised
Number of options, forfeited (in Shares)	(36,776)	(25,099)
Aggregate Intrinsic Value, Forfeited
Number of options outstanding, ending balance (in Shares)	31,895	68,671
Weighted average exercise price outstanding, ending balance (in Dollars per share)	$ 36.12
Weighted average remaining contractual life outstanding, ending balance	1 year 7 months 2 days	2 years 7 months 2 days
Aggregate Intrinsic Value outstanding, ending balance	$ 57	$ 57